Timber Assets Future Amortization Schedule (Details) (Below Market Leases, USD $)	Dec. 31, 2012
Below Market Leases
Property, Plant and Equipment [Line Items]
2013	$ 85,766
2014	3,521
2015	3,521
2016	3,521
2017	3,521
Thereafter	15,549
Below-market lease assets, net	$ 115,399